Prepayments and Other Current Assets - Summary of prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid rental and deposits	¥ 11,405	¥ 7,056
Prepayments to suppliers and other business related expenses	18,052	14,506
Costs to fulfill contracts with customers	306	758
Others	3,142	3,150
Total	¥ 32,905	¥ 25,470